Derivative financial instruments - Fuel Derivatives Narrative (Details) $ in Thousands, l in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) l	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gains on derivative instruments (Note 17)	$ 1,580	$ 412
Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on change in fair value measurement	(1,000)	9,000
Gains on derivative instruments (Note 17)	$ 3,000	$ 9,000
Forward contracts | Not Designated As Hedging Instrument | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	24.9
Collar Contracts | Not Designated As Hedging Instrument | Collars - fuel oil
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	37.4
Collar Contracts | Not Designated As Hedging Instrument | Collars - diesel
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	12.9
Forward And Collar Contracts [Member] | Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ (1,000)